Item 1. Report to Shareholders

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights           For a share outstanding throughout each period
--------------------------------------------------------------------------------
                   6 Months      Year
                      Ended     Ended
                    4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99
NET ASSET VALUE

Beginning of
period             $  25.21   $ 15.34   $ 19.28   $ 34.52   $ 26.75   $ 14.99

Investment
activities
  Net investment
  income (loss)       (0.03)     0.08      0.01      0.06      0.06     (0.03)

  Net realized
  and unrealized
  gain (loss)          3.28      9.79     (3.95)    (9.49)    10.39     12.09

  Total from
  investment
  activities           3.25      9.87     (3.94)    (9.43)    10.45     12.06

Distributions
  Net investment
  income              (0.08)        -         -         -         -    (0.01)

  Net realized
  gain                (0.06)        -         -     (5.83)    (2.81)    (0.30)

  Total
  distributions       (0.14)        -         -     (5.83)    (2.81)    (0.31)

  Redemption fees
  added to
  paid-in-capital         -         -         -      0.02      0.13      0.01

NET ASSET VALUE

End of period      $  28.32   $ 25.21   $ 15.34   $ 19.28   $ 34.52   $ 26.75
                   ----------------------------------------------------------

Ratios/Supplemental
Data

Total return^         12.96%    64.34%   (20.44)%  (31.90)%   40.07%    82.11%

Ratio of total
expenses to
average net assets     1.32%!    1.41%      1.44%     1.38%    1.27%     1.42%

Ratio of net
investment income
(loss) to average
net assets           (0.20)%!    0.46%      0.06%     0.25%    0.15%   (0.17)%

Portfolio turnover
rate                 121.20%!  115.90%     93.90%    59.10%   81.00%    98.20%

Net assets,
end of period
(in thousands)      $820,080  $652,046   $359,514  $500,403 $905,387  $381,462


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

! Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments (ss.) ++                          Shares         Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRALIA   4.4%

Common Stocks   4.4%

Aristocrat Leisure                                      4,903,800        14,246

Challenger Financial Services Group*                    5,565,600         1,967

Excel Coal Limited (Regulation S shares)*                 393,500           568

GRD NL                                                  1,540,157         2,050

Independent Practitioner*                              36,682,400         1,032

Oceana Gold (Ordinary shares)*                          2,543,144         1,468

Oceana Gold (Regulation S shares)*                      2,950,100         1,702

Perilya*                                                2,603,541         1,586

Tap Oil*                                                3,329,100         3,305

United Group                                              985,000         3,228

Unwired Australia*                                      5,076,793         2,444

Worley Group, 144A                                      1,217,400         2,663

Total Australia (Cost $30,262)                                           36,259

BELGIUM   1.8%

Common Stocks   1.8%

Melexis                                                   362,587         3,970

Telindus Group*                                           359,200         3,595

UCB                                                       178,270         7,105

Total Belgium (Cost $10,713)                                             14,670

CHINA   2.3%

Common Stocks   2.3%

China Insurance (HKD)                                   6,888,000         3,296

Golden Meditech (HKD)                                   7,888,000         3,287

GZI Transport (HKD)                                     9,166,000         2,684

Harbin Brewery Group (HKD)                              4,438,000         1,830

Panva Gas Holdings, 144A (HKD)*                         5,847,000         2,602

Shanghai Forte Land Company (H shares) (HKD)*           7,498,000         1,652

tom.com (HKD)*                                         15,404,000         3,382

Total China (Cost $20,544)                                               18,733



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FINLAND   3.0%

Common Stocks   3.0%

CapMan                                                  1,622,900         3,591

Elisa, Series A*                                          375,546         5,114

Pohjola Group                                             195,900         1,947

Rapala VMC                                              1,334,918         9,593

Vacon                                                     336,700         4,359

Total Finland (Cost $19,257)                                             24,604

FRANCE   5.1%

Common Stocks   5.1%

Boiron                                                    132,000         3,004

Camaieu                                                    38,010         3,264

Cegedim                                                    48,935         3,339

Clarins                                                     3,616           224

Faiveley                                                   33,200         2,077

ILOG*                                                      99,806         1,142

Ipsos                                                      41,965         4,308

Lectra*                                                   565,429         4,653

Neopost                                                   164,015         9,008

Oeneo*                                                    369,428         1,641

Oeneo, Warrants 8/26/06*                                  169,728           112

Spir Communication                                         62,017         9,024

Total France (Cost $31,232)                                              41,796

GERMANY   8.0%

Common Stocks   7.0%

AWD Holding                                               143,000         4,806

Boewe Systec                                               88,377         4,287

Dis Deutscher, 144A*                                      325,000         8,563

Evotec OAI*                                               283,942         1,706

GFK                                                       276,793         9,355

IDS Scheer                                                370,700         7,947

K&S*                                                      259,200         8,642


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Medion                                                    193,995         8,231

Singulus Technology*                                      190,200         3,801

                                                                         57,338

Preferred Stocks   1.0%

Draegerwerk*                                               60,200         3,731

Rheinmetall*                                              117,800         4,790

                                                                          8,521

Total Germany (Cost $50,837)                                             65,859

GREECE   0.5%

Common Stocks   0.5%

Folli-Follie                                              142,700         4,257

Total Greece (Cost $3,103)                                                4,257

HONG KONG   3.9%

Common Stocks   3.9%

Asia Aluminum Holdings                                  9,630,000         1,111

Dickson Concepts                                        4,119,000         4,449

Giordano                                                7,846,000         4,511

Grande Holdings                                         2,960,000         3,359

Lee & Man Paper Manufacturing*                            912,000           832

Lee & Man Paper Manufacturing, 144A*                      958,000           873

Linmark Group                                          10,067,000         4,052

Moulin International Holdings, 144A*                    2,782,000         1,935

Next Media*                                             6,442,000         2,445

Ngai Lik Industrial                                     4,970,000         2,229

Oriental Press Group                                    7,944,000         2,638

Titan Holdings*                                        12,860,000           832

Varitronix                                              2,728,000         2,557

Total Hong Kong (Cost $27,419)                                           31,823


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INDIA   3.8%

Common Stocks   3.8%

Arvind Mills*                                           1,871,700         2,094

Balaji Telefilms                                        1,471,100         2,819

Bombay Dyeing*                                            748,000         2,506

Colgate-Palmolive (India)                                 757,600         2,181

HDFC Bank*                                                272,000         2,324

Hindalco Industries                                        45,648         1,133

I-Flex Solutions (Restricted shares), 144A*               133,056         1,582

Indian Hotels                                             309,200         2,726

Kotak Mahindra Finance                                    314,000         2,789

State Trading Corp of India                               332,245           866

Tata Tea                                                  160,900         1,375

Uti Bank                                                  618,000         2,168

Welspun Gujarat Stahl*                                  2,213,900         1,842

Welspun India*                                            948,850         1,835

Zee Telefilms                                             868,300         2,470

Total India (Cost $24,564)                                               30,710

IRELAND   0.7%

Common Stocks   0.7%

Icon ADR (USD)*                                           151,720         6,054

Total Ireland (Cost $2,277)                                               6,054

ISRAEL   0.7%

Common Stocks   0.7%

Partner Communications ADR (USD)*                         720,296         5,453

Total Israel (Cost $13,851)                                               5,453

ITALY   1.6%

Common Stocks   1.6%

Immsi                                                   2,902,000         4,626

Sorin*                                                  2,893,460         8,100

Total Italy (Cost $9,615)                                                12,726


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JAPAN   23.7%

Common Stocks   23.7%

Aica Kogyo                                                296,000         3,212

Air Water                                                 908,000         5,718

Arisawa Manufacturing*                                    104,440         4,813

Arnest One*                                                91,200         2,859

C. Uyemura                                                 76,000         2,634

Central Glass                                             617,000         4,546

Century Leasing System                                    302,700         4,136

D&M Holdings*                                             893,000         3,261

Daiichikosho*                                              98,300         2,921

Daiken                                                     82,000           369

Daimaru                                                   588,000         5,110

Doshisha                                                  117,900         4,760

First Juken*                                               64,400         1,716

Hisamitsu Pharmaceutical                                  294,000         4,915

Honeys*                                                    42,000         3,311

Kanto Denka Kogyo                                         977,000         5,449

Kuroda Electric                                            75,500         3,326

Leopalace21                                               516,000         8,645

Lintec                                                    265,000         3,953

Mars Engineering                                           90,300         5,554

Nichi-iko Pharmaceutuical                                 138,000         1,228

Nippon Kanzai                                             264,700         4,665

Nissan Shatai                                             591,000         3,936

Nissen                                                    178,000         3,838

Nitori                                                     96,000         6,178

Okinawa Cellular Telephone                                    605         6,115

OSG                                                       494,000         6,211

PAL                                                        47,000         2,466

Paltac                                                    172,600         3,832

Point                                                      60,900         2,030

Privee Zurich Turnaround*                                 936,000         2,883

Round One                                                   3,007         5,857

Ryobi                                                   1,207,000         4,822

Sanei-International                                        25,900         1,306


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Sumisho Auto Leasing                                       57,800         2,010

Takamatsu                                                 109,800         3,253

Tamron                                                     97,000         4,904

THK                                                       246,800         4,748

Toho Gas                                                1,460,000         4,822

Tohokushinsha Film                                        100,400         3,150

Tokyo Steel Manufacturing                                 457,100         7,704

Tomen Electronics                                          52,500         2,841

Toyota Tsusho                                             498,000         4,862

U's BMB Entertainment                                     653,000         3,062

USS                                                       103,190         8,690

Valor                                                     105,600         3,071

Yamaha Motor                                              328,000         4,663

Total Japan (Cost $165,434)                                             194,355

LIECHTENSTEIN   0.4%

Common Stocks   0.4%

Verwaltungs-und Privat-Bank (CHF)*                         19,850         3,007

Total Liechtenstein (Cost $2,127)                                         3,007

MALAYSIA   1.7%

Common Stocks   1.7%

Berjaya Sports Toto                                     1,330,250         1,531

CIMB Berhad                                               803,600         1,171

Hong Leong Bank                                         1,915,000         2,567

IJM                                                     1,381,900         1,696

Magnum                                                  2,389,300         1,819

Pos Malaysia & Services Holdings                        1,356,300           758

Symphony House*                                         3,429,500         1,463

Symphony House, Class A*!!                                465,800           196

Symphony House, Warrants 3/11/08*                         685,900             0

Transmile Group                                         1,696,700         3,041

Total Malaysia (Cost $12,136)                                            14,242


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NETHERLANDS   1.3%

Common Stocks   1.3%

New Skies Satellites*                                     512,041         3,919

Van der Moolen Holding*                                   862,500         6,912

Total Netherlands (Cost $11,521)                                         10,831

NEW ZEALAND   0.9%

Common Stocks   0.9%

Fisher & Paykel Healthcare                                560,604         4,544

Sky Network Television*                                   717,000         2,462

Total New Zealand (Cost $4,654)                                           7,006

NORWAY   0.8%

Common Stocks   0.8%

Norwegian Air Shuttle*                                    884,500         1,992

Visma ASA                                                 347,300         3,782

Yara International (Regulation S shares)*                 147,600         1,042

Total Norway (Cost $9,087)                                                6,816

SINGAPORE   1.1%

Common Stocks   1.1%

Creative Technology                                       205,600         2,141

Elec & Eltek (USD)                                        252,100           742

GES International                                       4,114,000         1,600

Goodpack*                                               4,271,000         2,553

Keppel                                                    479,000         2,003

Total Singapore (Cost $7,936)                                             9,039

SOUTH KOREA   2.8%

Common Stocks   2.8%

Amorepacific                                               16,130         2,578

CJ Home Shopping                                           40,570         1,486

Handsome                                                  211,960         1,757

LG Ad                                                     154,900         2,605

LG Home Shopping                                           30,400         1,263

LG International                                          335,430         2,560

Lotte Chilsung Beverage                                     3,810         2,247

NCsoft                                                     31,740         2,255

Plenus                                                    278,450         3,723

Pusan Bank                                                405,980         2,348

Total South Korea (Cost $22,310)                                         22,822

SPAIN   1.0%

Common Stocks   1.0%

Baron de Ley*                                              99,455         4,298

Cortefiel                                                 361,392         3,908

Total Spain (Cost $6,670)                                                 8,206

SWEDEN   3.0%

Common Stocks   3.0%

Bergman & Beving                                          658,415         4,469

D. Carnegie                                               426,000         4,523

Observer*                                                 771,725         3,063

Proffice, Series B*                                     1,179,600         3,153

Teleca                                                  1,650,400         9,303

Total Sweden (Cost $21,925)                                              24,511

SWITZERLAND   2.5%

Common Stocks   2.5%

Bachem Holding (Class B shares)                            44,463         2,512

Baloise                                                    95,800         3,856

Julius Baer*                                               27,394         7,351

Micronas Semiconductor Holding*                            72,800         3,367

Micronas Semiconductor Holding, 144A*                      12,133           561

TEMENOS Group*                                            353,559         2,951

Total Switzerland (Cost $22,782)                                         20,598

TAIWAN   2.7%

Common Stocks   2.7%

Acer                                                    1,598,681         2,247

Advantech                                               1,402,714         2,940

Basso Industry                                          2,101,000         4,151

Merry Electronics                                       1,669,000         4,075

Min Aik Technology                                        891,000         1,932

Taiflex Scientific*                                       768,000         1,985

Test Rite*                                              4,548,000         2,561

Waffer Technology                                         857,000         2,298

Total Taiwan (Cost $20,748)                                              22,189

THAILAND   0.2%

Common Stocks   0.2%

C.P. 7-Eleven                                           1,165,900         1,646

Total Thailand (Cost $1,954)                                              1,646

UNITED KINGDOM   15.0%

Common Stocks   15.0%

3i Group                                                  813,500         8,688

Arena Leisure*                                          4,918,756         3,862

Benfield Group                                          1,225,600         5,719

BRIT Insurance Holdings*                                2,676,800         3,918

Cairn Energy*                                             472,300         9,000

Carphone Warehouse                                      1,873,800         4,738

Close Brothers Group                                      335,400         4,874

Collins Stewart Tullett                                   591,600         4,377

CSR *                                                     250,000         1,158

Dignity Caring Funeral Service
(Regulation S shares)*                                  1,377,200         6,048

Eidos*                                                  2,230,453         6,707

Galen Holdings                                            249,743         3,524

Hiscox                                                    357,034         1,007

Incepta Group                                           3,344,700         6,631

Investec                                                  298,100         5,570

ITE Group                                               3,476,800         3,420

Marlborough Stirling                                    6,572,673         6,965

Merchant Retail Group                                   1,466,400         4,579

MFI Furniture Group*                                    3,099,900         8,588

Moneybox*                                               4,590,700         4,072

N Brown                                                 1,597,022         3,485

PHS Group                                               4,126,600         6,150

Psion*                                                  2,366,000         2,351

Taylor Nelson                                             832,486         2,924

Wolfson Microelectronics*                                 400,000         1,881

Wolfson Microelectronics, 144A*                           600,000         2,829

Total United Kingdom (Cost $110,477)                                    123,065

UNITED STATES   0.8%

Common Stocks   0.8%

deCODE GENETICS*                                          753,200         6,523

Total United States (Cost $3,634)                                         6,523


SHORT-TERM INVESTMENTS   4.9%

Money Market Funds  4.9%

T. Rowe Price Reserve Investment Fund, 1.09% #         40,143,463        40,143

Total Short-Term Investments (Cost $40,143)                              40,143


SECURITIES LENDING COLLATERAL   10.2%

Money Market Pooled Account   10.2%

Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 1.06% #                  83,985,368        83,985

Total Securities Lending Collateral (Cost $83,985)                       83,985

Total Investments in Securities

108.8% of Net Assets (Cost $791,197)                                   $891,928
                                                                       --------

  (ss.) Denominated in currency of country of incorporation unless otherwise noted

     ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

      #  Seven-day yield

      *  Non-income producing

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $196 and represents 0.02% of net assets

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $21,608 and represents 2.6% of net assets

    ADR  American Depository Receipts

    CHF  Swiss franc

    HKD  Hong Kong dollar

    USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $791,197)                $    891,928

Other assets                                                             30,396

Total assets                                                            922,324

Liabilities

Obligation to return securities lending collateral                       83,985

Other liabilities                                                        18,259

Total liabilities                                                       102,244

NET ASSETS                                                         $    820,080
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $       (871)

Undistributed net realized gain (loss)                                 (169,447)

Net unrealized gain (loss)                                              100,425

Paid-in-capital applicable to 28,958,569 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      889,973

NET ASSETS                                                         $    820,080
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      28.32
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        4/30/04
Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $413)                            $    3,820

  Securities lending                                                        316

  Interest                                                                   16

  Total income                                                            4,152

Expenses
  Investment management                                                   3,939

  Shareholder servicing                                                     685

  Custody and accounting                                                    189

  Legal and audit                                                            29

  Prospectus and shareholder reports                                         28

  Registration                                                               19

  Directors                                                                   3

  Miscellaneous                                                               3

  Total expenses                                                          4,895

Net investment income (loss)                                               (743)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities (net of foreign taxes of $1,884)                           108,964

  Foreign currency transactions                                            (759)

  Net realized gain (loss)                                              108,205

Change in net unrealized gain (loss)
  Securities (net of decrease in deferred foreign taxes of $138)        (20,242)

  Other assets and liabilities
  denominated in foreign currencies                                         (36)

  Change in net unrealized gain (loss)                                  (20,278)

Net realized and unrealized gain (loss)                                  87,927

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   87,184
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            6 Months        Year
                                                               Ended       Ended
                                                             4/30/04    10/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                           $     (743) $    1,988

  Net realized gain (loss)                                  108,205      18,615

  Change in net unrealized gain (loss)                      (20,278)    214,212

  Increase (decrease) in net assets from operations          87,184     234,815

Distributions to shareholders
  Net investment income                                      (2,116)          -

  Net realized gain                                          (1,588)          -

  Decrease in net assets from distributions                  (3,704)          -

Capital share transactions *
  Shares sold                                               152,559     133,313

  Distributions reinvested                                    3,574           -

  Shares redeemed                                           (71,718)    (75,638)

  Redemption fees received                                      139          42

  Increase (decrease) in net assets from capital
  share transactions                                         84,554      57,717

Net Assets

Increase (decrease) during period                           168,034     292,532

Beginning of period                                         652,046     359,514

End of period                                            $  820,080  $  652,046
                                                         ----------  ----------

(Including undistributed net investment income (loss) of $(871) at 4/30/04 and $1,988 at 10/31/03)

*Share information
  Shares sold                                                 5,627       6,627

  Distributions reinvested                                      141           -

  Shares redeemed                                            (2,674)     (4,191)

  Increase (decrease) in shares outstanding                   3,094       2,436


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1988. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At April 30, 2004, approximately 20% of the fund's net assets were invested in securities of companies located in emerging markets or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $78,971,000; aggregate collateral consisted of $83,985,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $482,216,000 and $423,057,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $277,614,000 of unused capital loss carryforwards, of which $155,920,000 expire in fiscal 2009, and $121,694,000 expire in fiscal 2010.

At April 30, 2004, the cost of investments for federal income tax purposes was $791,197,000. Net unrealized gain aggregated $100,425,000 at period-end, of which $143,507,000 related to appreciated investments and $43,082,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2004, the fund had a deferred tax liability of $173,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $724,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $499,000 for the six months ended April 30, 2004, of which $109,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $7,000 of Spectrum Funds' expenses, of which $4,000 related to services provided by Price and $3,000 was payable at period-end. At April 30, 2004, approximately 0.5% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $175,000.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Discovery Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004